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                   [HORGAN, ROSEN, BECKHAM & COREN LETTERHEAD]



                                  April 6, 2005




VIA EDGAR AND OVERNIGHT DELIVERY                            Client No.: D092-005

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Christian Windsor, Special Counsel

         Re:   Discovery Bancorp, San Marcos, California
               Pre-Effective Amendment No. 1 to Form S-4 (File No. 333-122090)

Gentlemen:

         On behalf of our client, Discovery Bancorp (the "Company"), and in response to your comment letter dated February 17, 2005, we respectfully submit for your review the Pre-Effective Amendment No. 1 to the Company's Registration Statement on Form S-4, marked to show the changes from the original filing dated January 18, 2005. By overnight we are submitting three (3) copies, also marked to show changes. Please note that due to the comprehensive updating for the financial results of 2004, the MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS section is shown as being entirely revised.

         Please note that the following corresponds to the numbered items listed in your comment letter, a copy of which is also enclosed (capitalized terms not otherwise defined herein shall have the same meanings ascribed to them in the Registration Statement, as amended) (all page references below correspond to the enclosed marked version):

        1. The updating requirements of Rule 3-12 of Regulation S-X are reflected in the Pre-Effective Amendment No. 1.

        2. An updated consent from Moss Adams (Discovery Bank's accountants) and a new consent from Good Swartz Brown and Berns LLP (Celtic Capital Corporation's accountants) for all audited financial statements included in the Pre-Effective Amendment No. 1.

        3. A new section under the caption "RISK FACTORS" has been added at the beginning of the document after "CAUTIONARY STATEMENT REGARDING FORWARD LOOKING STATEMENTS" and provides a discussion of the most significant factors


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Securities Exchange Commission
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                contributing to the risks involved in the holding company
                reorganization and the Celtic Capital Corporation ("Celtic") transaction.

        4. Enclosed herewith, as Attachment I, are copies of Discovery Bank's Articles of Incorporation and Bylaws.

        5. California law does not require shareholder approval of the Company's Articles of Incorporation or Bylaws. The Company was formed upon the filing of its Articles of Incorporation on October 7, 2004 by the Company's sole incorporator, S. Alan Rosen, Esq. There is no requirement under California law for subsequent approval or ratification of the Articles by the Company's shareholders. California Corporations Code Section 211 provides that Bylaws may be adopted either by approval of the outstanding shares or by the approval of the board of directors. The Bylaws were approved by the Company's Board at its organizational board meeting held on October 20, 2004. Therefore, shareholder approval of the Bylaws is not required.

        6. The form of proxy to be used in connection with the holding company reorganization has been revised to specifically authorize the proxy holders to vote in favor of any motion to adjourn the meeting in order to solicit additional proxies or for any other reasons that they deem to be in the best interests of the Company. Furthermore, we have added a new paragraph to the section entitled "VOTING SECURITIES" (on page 10) which includes a disclosure that the proxy confers discretionary authority to vote on administrative matters, such as adjournment, in accordance with the recommendations of Discovery Bank's Board of Directors.

        7. The discussions regarding material legal proceedings have been revised to include any legal proceedings to which Discovery Bank is a party. Please see "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - The Holding Company - General."

        8. The Company is registering an aggregate total of 1,243,508 shares of common stock (which includes 206,210 shares issuable pursuant to the exercise of outstanding stock options) and 60,500 warrants (60,500 shares of common stock are issuable upon exercise of these warrants).

        9. The sections entitled "CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS" and "ADDITIONAL INFORMATION" have been moved from the forepart of the Registration Statement to page 8, immediately following the section entitled "INTRODUCTION."

        10. The section entitled "AVAILABLE INFORMATION" (on page 8) has been revised to clarify that investors can obtain the same information on the SEC's website as they can from the Public Reference Room.


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Securities Exchange Commission
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        11.     The discussion regarding the acquisition of all assets and liabilities of Celtic as set forth in section entitled "INTRODUCTION" (on page 4) has been expanded, and includes a brief discussion of Celtic's business, management's plan to use the assets acquired and the price that the Company will pay for Celtic's assets.

        12. The section entitled "INTRODUCTION" (on page 4) has been revised to briefly describe the material changes to the rights of shareholders under the holding company compared to their current rights as bank shareholders.

        13. The Bank's Board of Directors has fixed March 31, 2005 as the record date for shares entitled to vote on the holding company reorganization proposal.

        14. The section entitled "Vote Required" (on page 6) has been revised to clarify how abstentions and broker non-votes will be treated for purposes of voting on the holding company reorganization proposal as well as the approval of the Company's stock option plan.

        15. The section entitled "Vote Required" (on page 6) has been revised to reflect that a quorum requirement exists and also identify the specific percentage of shares required for quorum (i.e., a majority of the issued and outstanding shares of common stock of Discovery Bank).

        16. The section entitled "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Reasons for the Merger" (on page 13) has been revised to provide all the information regarding the acquisition of Celtic required by Item 14 of Schedule 14A. The revised section also addresses the questions relating to the Celtic transaction that were posed in Item 16 of your comment letter.

        17. On behalf of the Company, we hereby certify that there are no affiliations between the owners of Celtic, on the one hand, and the officers and directors of the Company and Discovery Bank, on the other hand.

        18. The section entitled "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Reasons for the Merger - Celtic Transaction" (on page 13) has been revised to address the questions relating to the Celtic transaction that were posed in Item 18 of your comment letter.

        19. Under California law (Corporations Code Section 1201), shareholder approval of the principal terms of a reorganization is not required if the acquiring company, or its shareholders, immediately before the reorganization will own (immediately after the reorganization) equity securities of the surviving or acquiring company or a parent party possessing more than five-sixths (83.3%) of the voting power of the surviving or acquiring company or parent party. Since the shareholders of the Company, immediately prior to the closing of the Celtic transaction, will own, immediately after the closing of


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                the Celtic transaction, greater than 83.3% of the issued and outstanding shares of common stock of the Company, shareholder approval is not required. As of the date hereof, Discovery Bank has 1,037,298 shares of common stock outstanding. Upon closing the bank holding company reorganization, the Company will have 1,037,298 shares outstanding. The Company intends to raise approximately $12.0 million in capital through the issuance of new common stock (the "2005 Public Offering"). Based upon an approximate market value of $16.75 per share (the "FMV"), the Company will issue approximately 716,418 shares of additional common stock in connection with the 2005 Public Offering. Thus, immediately prior to the closing of the Celtic transaction, it is anticipated that there will be approximately 1,753,716 shares of common stock held by the Company's shareholders. In connection with the Celtic transaction, the Company will issue shares of its common stock equal to $800,000 in value to Celtic. Based upon the FMV, the Company will issue approximately 47,761 shares to Celtic. Thus, it is anticipated that the shareholders of the Company, immediately prior to the closing of the Celtic transaction, will own, immediately after the closing of the Celtic transaction, approximately 2.7% of the issued and outstanding shares of common stock of the Company. Accordingly, no shareholder approval will be required under California law.

        20. Immediately following the section entitled "Description of Discovery Bancorp Common Stock" under "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION," a new section under the caption "Description of Discovery Bancorp Warrants" (on page 16) has been added and provides a description of the warrants.

        21. The following sentence has been deleted: "The Holding Company has not yet engaged in business activity." Please see "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - The Holding Company - General," at page 18.

        22. While the Company's Board has determined that each of the current members of the Audit Committee are "independent," as that term is defined in the Nasdaq listing standards, the Board has not yet determined which of its directors will serve as the "audit committee financial expert" within the meaning of the rules and regulations of the SEC. The section entitled "Directors and Executive Officers" (on page 22) has been revised to include this disclosure.

        23. Item 601(b)(8) requires that a tax opinion be included as an exhibit (to a registration statement on S-4) only where the tax consequences are material to an investor and a representation as to tax consequences is set forth in the filing. The Company's special tax counsel determined that the tax consequences of the proposed holding company reorganization are not material to the shareholders of Discovery Bank (as prospective shareholders of the Company). Accordingly, no tax opinion has been filed as an exhibit.

        24. The disclaimers contained in the final paragraph in the section entitled "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Federal Income Tax


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                Consequences" have been deleted.

        25. All references to "asset based loans" have been revised to "asset-backed loans." Also, we have added a definition in parenthesis for the common industry jargon "mini-perm financing."

        26. Discovery Bank's status as an SBA "preferred lender" will not be altered as a result of the proposed holding company reorganization or the Celtic transaction.

        27. The projection regarding Poway branch profitability was accurate.

        28. We have added a new footnote number 2 to the chart on page 33 that discloses that there were no non-accrual loans at December 31, 2004, 2003 or 2002. Please see "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Management's Discussion and Analysis of Financial Condition and Results of Operations - Distribution of Assets, Liabilities and Shareholders' Equity."

        29. We have added sub-categories of loans comprising "Other Real Estate" and "Commercial" in the chart and related discussion on pages 38 and 41. Please see "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Management's Discussion and Analysis of Financial Condition and Results of Operations - Loans."

        30. The Net Loans balances provided in both the comparative December 31, 2004 and comparative December 31, 2003 tables agree with the balances shown in the audited Consolidated Balance Sheets (page F-3).

        31. The discussion on loan categories has been revised to include all major sub-categories of loan products being offered by Discovery Bank. Please see "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Management's Discussion and Analysis of Financial Condition and Results of Operations - Loans - Loan Categories." Additionally, the limited discussion on page 28 regarding specialized banking products relating to loans has been revised to specifically identify these major sub-categories of loan products.

        32. The discussion of loan origination and underwriting has been expanded to include a discussion of Discovery Bank's process for managing and mitigating the risk factors inherent in loan origination and underwriting. Please see "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Management's Discussion and Analysis of Financial Condition and Results of Operations - Loans - Loan Origination and Underwriting," at page 40.

        33. The total balances by loan category for the Loan Maturity table (on page 41) have been updated and reconciled with the balances provided in the Loan Category table (on page 38). The relevant disclosures and tables have also been revised accordingly. Please see


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Securities Exchange Commission
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                "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Management's
                Discussion and Analysis of Financial Condition and Results of Operations - Loans."

        34.     The interest rate portion of the Loan Maturity table (on page
                41) has been revised to separately present the required specific loan categories. Please see "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Management's Discussion and Analysis of Financial Condition and Results of Operations - Loans - Loan Maturities."

        35. As of and for the periods presented, Discovery Bank does not have balances of any non-accrual loans and an affirmative statement to that effect has been added to the discussion contained in the section entitled "Non-Performing Assets" on page 42. The discussion under the same section has also been expanded to more fully explain the relationship between those loans on the internal watch list and those guaranteed by government and other agencies.

        36. The discussion of borrowings (on page 45) has been expanded to include a disclosure that all advances are open-end overnight borrowings to supplement liquidity and are repaid during the periods when liquidity needs are met with deposits. Please see "PROPOSAL 1 - BANK HOLDING COMPANY REORGANIZATION - Management's Discussion and Analysis of Financial Condition and Results of Operations - Borrowings."

        37. The definition of "brokered deposits" (on page 46) has been added.

        38. The discussion under "Borrowings" (on page 45) has been revised to state the total amount of outstanding advances or funding from the FHLB San Francisco line of credit.

        39. The discussion under "Liquidity and Liquidity Management" (on page 46) has been revised to provide management's analysis of why liquidity has declined and provides management's view as to how the change affects the risks that affects Discovery Bank's profitability.

        40. The discussion under "Interest Rate Risk" (on page 49) has been revised to include a disclosure regarding Discovery Bank's policies and procedures to monitor and manage nominal and cumulative gap amounts and/or percentages.

        41. The discussion under "Interest Rate Risk" (see the "Note" following the cumulative gap table on page 49) has been revised to address the issue of retention of deposits.

        42. The discussion under "Interest Rate Risk" (on page 49) has been revised to include a description of the model and the assumptions used to generate the data in the Interest Rate Scenario table.


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Securities Exchange Commission
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        43.     Celtic is deemed to be a "significant subsidiary" for disclosure purposes and we have substantially expanded our discussions regarding the Celtic transaction. Also added are Celtic's
                Audited Financial Statements for the two years ended December
                31, 2004, as well as pro forma financial statements reflecting the acquisition of substantially all of the assets and liabilities of Celtic. We have added a new major section heading caption entitled "CELTIC CAPITAL CORPORATION" (on page 64) with the following sub-sections: "Introduction," "Background and Description of Celtic Transaction," "Business of Celtic," "Management's Discussion and Analysis of Financial Condition and Results of Operations of Celtic," and "Pro Forma Financial Information."

        44.     Please refer to the response provided under Item 43 above.

        45. Please see the pro forma financial statements (on page 76). All assets and liabilities are being booked at fair market value, adjusted as reflected in the notes to the pro forma balance sheet.

        46. A detailed discussion of the specific terms and conditions of the Purchase Agreement has been added to the new section "Background and Description of Celtic Transaction" (on page 64).

        47. Enclosed herewith is "Attachment II" which provides detailed information regarding Discovery Bank's stock options, all of which were granted at 100% of fair market value on the date of grant. Please note: expiration dates are 10 years from date of grant and we hand corrected one incorrect date.

        48. Financial Statement footnote 15 (on page F-24) has been added to deal with the nature and terms of the employment agreements and potential contingent payments.

        49. Footnote 1 (on page 79) has been updated to reflect the share price as of December 31, 2004.

        50. The section entitled "Certain Transactions" (on page 81) has been changed to "Related Party Transactions."

        51.     The discussion regarding the San Marcos office building (on page
                81) has been removed since the transaction did not involve any director or executive officer and is, therefore, not deemed to be a related party transaction.

        52. The discussion under "Administration" (on page 82) has been revised to include a statement that the certain of the directors administering the stock option plan are executive officers and therefore would not be deemed to be "independent" as that term is defined in the listing standards of the Nasdaq Stock Market, Inc.

        53.     The percentage (on page 83) has been filled in.


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Securities Exchange Commission
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        54.     The Income Statements have been revised to comport to the
                requirements of Regulation S-X.

        55. The financial statement footnotes do not include disclosures otherwise required by SFAS 87, 106, 112 and 132R. The Company does not have any pension plans requiring these disclosures. The Company only has a 401(k) Plan.

        56. Note - 10 Related Party Transactions (on page F - 20) has been revised to comport with the applicable requirements of Regulation S-X.

        57.     A revised opinion letter has been filed as Exhibit 5.

        58. The Asset Purchase Agreement, dated January 27, 2005 by and among the Company, Celtic Merger Corp, and certain of Celtic's principals and Celtic, has been filed as Exhibit 10.9.

        We trust that the Pre-Effective Amendment No. 1 to the registration statement and the above information fully responds to the issues raised in your comment letter. Should you have any questions or need additional information, please do not hesitate to contact the undersigned at your earliest possible convenience.

                                                Sincerely,

                                                /s/ S. Alan Rosen
                                                S. Alan Rosen
                                                Professional Corporation
SAR:lu
Enclosures (via overnight only)
cc: Mr. James P. Kelley, II (w/encls.)
    Ms. Lou Ellen Ficke (w/encls.)
    Mr. Travis Kawelmacher (w/encls.)
    Mr. Russell Dysart (w/encls.)
    Mr. Richard Sprayregan (w/encls.)